Consolidated Balance Sheets (USD $)	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 895,000	[1]	$ 430,000
Accounts receivable	6,000	[1]
Inventory	131,000	[1]	228,000
Prepaid expenses and other current assets	923,000	[1]	308,000
Total current assets	1,955,000	[1]	966,000
Property and equipment, net	187,000	[1]	128,000
Other assets	156,000	[1]	44,000
Total assets	2,298,000	[1]	1,138,000
Current liabilities:
Accounts payable	416,000	[1]	967,000
Accrued liabilities	223,000	[1]	516,000
Note payable	2,500,000	[1]	1,463,000
Related party convertible bridge notes			4,875,000
Total current liabilities	3,139,000	[1]	7,821,000
Preferred stock warrant liabilities			624,000
Total liabilities	3,139,000	[1]	8,445,000
Commitments and contingences (Note 8)
Stockholders’ equity (deficit):
Convertible Preferred Stock	0	[1]	0
Common stock, $0.001 par value; 612,000,000 shares authorized as of December 31, 2013; 0 and 6,555,305 shares issued and outstanding as of December 31, 2014 and 2013, respectively			7,000
Common stock and paid-in capital, no par value; unlimited shares authorized as of December 31 2014; 18,341,294 and 0 shares issued and outstanding as of December 31, 2014 and 2013, respectively	35,244,000	[1]
Additional paid-in capital			22,396,000
Accumulated deficit	(36,085,000)	[1]	(29,905,000)
Total stockholders’ equity (deficit)	(841,000)	[1]	(7,307,000)
Total liabilities and stockholders’ equity (deficit)	2,298,000	[1]	1,138,000
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Convertible Preferred Stock			24,000
Series B Preferred Stock [Member]
Stockholders’ equity (deficit):
Convertible Preferred Stock			$ 171,000

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date.